Operating Segment - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 1,180,022	$ 939,780
Cost of sales	(777,248)	(763,798)
Gross margin	402,774	175,982
Operating expenses	(234,072)	(201,461)
Corporate administration expenses	(24,370)	(21,999)
Other income	7,119	1,465
Income (loss) before finance items and taxes	151,451	(46,013)
Finance income	154,668	156,278
Finance costs	(52,489)	(153,350)
Income (loss) from operations before taxes	253,630	(43,085)
Income and other taxes	140,644	154,013
Income (loss) for the year	394,274	110,928
Depreciation and depletion	211,201	307,604
Capital additions	1,684,732	1,253,253
Current assets	3,526,587	3,165,152
Non-current assets	9,785,400	9,668,167
Current liabilities	534,406	503,467
Non-current liabilities	4,366,796	4,310,628
Net increase (decrease) in cash	158,284	27,029
Operating segments [member] | Oyu Tolgoi [member]
Disclosure of operating segments [line items]
Revenue	1,180,022	939,780
Cost of sales	(777,248)	(763,798)
Gross margin	402,774	175,982
Operating expenses	(284,063)	(238,967)
Other income	7,105	736
Income (loss) before finance items and taxes	125,816	(62,249)
Finance income	46,993	64,309
Finance costs	(388,388)	(373,639)
Income (loss) from operations before taxes	(215,579)	(371,579)
Income and other taxes	165,803	164,758
Income (loss) for the year	(49,776)	(206,821)
Depreciation and depletion	211,201	307,572
Capital additions	1,684,732	1,253,253
Current assets	409,733	391,696
Non-current assets	9,447,857	7,814,976
Current liabilities	508,551	480,065
Non-current liabilities	9,695,964	8,538,758
Net increase (decrease) in cash	67,599	(40,662)
Corporate and other eliminations [member]
Disclosure of operating segments [line items]
Operating expenses	49,991	37,506
Corporate administration expenses	(24,370)	(21,999)
Other income	14	729
Income (loss) before finance items and taxes	25,635	16,236
Finance income	107,675	91,969
Finance costs	335,899	220,289
Income (loss) from operations before taxes	469,209	328,494
Income and other taxes	(25,159)	(10,745)
Income (loss) for the year	444,050	317,749
Depreciation and depletion		32
Current assets	3,116,854	2,773,456
Non-current assets	337,543	1,853,191
Current liabilities	25,855	23,402
Non-current liabilities	(5,329,167)	(4,228,130)
Net increase (decrease) in cash	$ 90,685	$ 67,691